Prepaid Expenses and Other Current Assets	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Prepaid Expenses and Other Current Assets
Prepaid Expenses and Other Current Assets
(4)	Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consist of:

	As of
	March 31,	December 31,
(in $ millions)	2022	2021
Prepaid expenses	$48	$42
Income tax receivable	31	32
Deferred offering costs	24	21
Value added and similar taxes receivables	14	11
Other prepayments and receivables	26	31
Prepaid expenses and other current assets	$143	$137

(6)	Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consist of:

	As of December 31,
(in $ millions)	2021	2020
Value added and similar taxes receivables	$11	$46
Prepaid travel expenses	42	44
Income tax receivable	32	25
Deferred offering costs	21	—
Other prepayments and receivables	31	11
Prepaid expenses and other current assets	$137	$126